Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income (loss)	$ 895	$ (14,942)
Adjustment for non-cash items:
Gain on disposition of mineral interests	(21,943)
Stock-based compensation	3,506	8,804
Environmental rehabilitation expense	5,377
Other income - flow-through shares	(2,373)	(1,676)
Unrealized gain on convertible notes receivable	(104)
Income tax expense (recovery)	4,630	(800)
Equity loss of associate	221	187
Finance costs adjustments	294	887
Depreciation on right-of-use assets	85	36
Adjustment for cash items:
Environmental rehabilitation disbursements	(3,320)	(811)
Changes in working capital items:
Amounts receivable and prepaid expenses	(5,056)	(1,696)
Accounts payable and accrued liabilities	6,090	266
Net cash used in operating activities	(11,698)	(9,745)
Investing Activities
Mineral interests	(43,587)	(158,795)
Cash proceeds from disposition of mineral interests	21,943
Investment in security deposits	(8,465)	(5,440)
Investment in short-term deposits	(24,349)	(29,816)
Redemption of short-term deposits	15,011	14,024
Property and equipment	(30,024)
Investment in associate	(39)	(437)
Long-term receivables	(9,172)
Net cash used in investing activities	(78,682)	(180,464)
Financing Activities
Share issuance, net of costs	59,104	195,440
Exercise of options	17,707	4,302
Warrant exercises	7,825
Payment of lease liabilities	(77)	(21)
Net cash from financing activities	84,559	199,721
Effects of exchange rate fluctuation on cash and cash equivalents	(184)	(777)
Net (decrease) increase in cash and cash equivalents during the year	(6,005)	8,735
Cash and cash equivalents, beginning of the year	17,528	8,793
Cash and cash equivalents, end of the year	$ 11,523	$ 17,528